OTHER INCOME AND EXPENSE - Other income - Recognition of income from sales with subsequent leasing of assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Gain on sale of assets properties, plant and equipment	$ 24,381	$ 390,472	$ 10,581
Banco de Bogota S.A.
Disclosure of operating segments [line items]
Gain on sale of assets properties, plant and equipment		312,316
Banco Popular S.A.
Disclosure of operating segments [line items]
Gain on sale of assets properties, plant and equipment		$ 60,474